LOANS PAYABLE (Tables)	12 Months Ended
May 31, 2020
Loan Payable [Abstract]
Schedule of detailed information about loans payable

For the year ended May 31, 2020	Beedie	Other	Total
Opening balance	$—	$2,798,975	$2,798,975
Additions	7,000,000	—	7,000,000
Allocation of conversion feature	(2,782,318)	—	(2,782,318)
Interest expense	844,425	69,833	914,258
Repayments	(466,667)	(2,799,563)	(3,266,230)
Currency translation adjustments	—	(69,245)	(69,245)
Ending balance	$4,595,440	$—	$4,595,440
Less: current portion	—	—	—
Long term portion	$4,595,440	$—	$4,595,440

	Coeur	Other	Total
For the year ended May 31, 2019	debenture
Opening balance	$8,831,653	$—	$8,831,653
Additions	—	2,633,733	2,633,733
Inducements	—	(182,971)	(182,971)
Interest expense	210,712	278,746	489,458
Repayments	(1,944,775)	—	(1,944,775)
Settlements	(7,199,123)	—	(7,199,123)
Currency translation adjustments	101,533	69,467	171,000
Ending balance	—	2,798,975	2,798,975
Less: current portion	—	2,798,975	2,798,975
Long term portion	$—	$—	$—